Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Leasehold improvements	$ 3,725	$ 3,611
Computers and peripheral equipment	8,106	7,021
Office furniture and equipment	3,839	3,627
Motor vehicles	1,444	1,411
Software	1,623	1,621
Cost	18,737	17,291
Accumulated depreciation:
Leasehold improvements	1,041	753
Computers and peripheral equipment	6,594	5,886
Office furniture and equipment	2,480	2,340
Motor vehicles	1,240	866
Software	1,510	1,458
Accumulated depreciation	12,865	11,303
Depreciated cost	$ 5,872	$ 5,988